Equity Incentive Plans (Narrative) (Details) $ / shares in Units, $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
Reverse stock split ratio	0.0714
Vesting percentage	100.00%
Assumed 2006 and 2016 Plan [Member]
Reverse stock split ratio	0.0714
Additional awards | shares	0
Minimum [Member] | Assumed 2006 and 2016 Plan [Member]
Expiration period of share-based payment award	2 years
Maximum [Member] | Assumed 2006 and 2016 Plan [Member]
Expiration period of share-based payment award	4 years
Stock Option [Member]
Common stock closing price | $ / shares	$ 3.70
Unrecognized compensation cost related to unvested options | $	$ 8.7
Weighted-average remaining period for recognition of compensation costs related to unvested options	2 years 1 month 6 days
Equity Incentive Plan 2016 [Member]
Expiration period of share-based payment award	10 years
Vesting period of share-based compensation award	4 years